CAPITAL STOCK AND RESERVES	6 Months Ended
Sep. 30, 2025
Capital Stock And Reserves
CAPITAL STOCK AND RESERVES

NOTE 14. CAPITAL STOCK AND RESERVES

Authorized ordinary shares: Unlimited number of AlphaTON ordinary shares without par value.

Private Placement Financings

On January 29, 2025, the Company completed the sale of 524,390 ordinary shares for aggregate proceeds of $2,150,000, at a per share price of $4.10, the closing price of a share on Nasdaq on the date preceding the date of the securities purchase agreement. The shares were sold to two directors of the Company, Messrs. Gregory Bailey and James Mellon. The shares were sold in a private placement transaction pursuant to Regulation S, and were issued as restricted stock. The proceeds are being used for general corporate purposes and working capital.

On September 25, 2025, the Company completed the sale of 3,066,061 ordinary shares at a per share price of $5.73, and pre-funded warrants to purchase 3,258,466 ordinary shares at a purchase price of $5.73 per ordinary share (less $0.001 per pre-funded warrant) for gross proceeds of approximately $36.2 million, consisting of cash of $3.3 million and digital assets and stablecoin of $32.9 million. Each pre-funded warrant is exercisable for one ordinary share at an exercise price of $0.001 per pre-funded warrant, is immediately exercisable and will expire once exercised in full. The shares and pre-funded warrants were sold in a private placement transaction in reliance on the exemptions provided by Section 4(a)(2) of the Securities Act and Rule 506 promulgated under the Securities Act, and the proceeds are being used for the establishment of the Company’s digital asset treasury.

160,000 ordinary shares were issued to the Company’s third-party asset manager as consideration for continued services to be provided to the Company pursuant to a Treasury Management Agreement. The shares have a three-year vesting term and are subject to forfeiture in the event the agreement with the asset manager is terminated under certain circumstances. The shares were sold in a private placement transaction in reliance on the exemptions provided by Section 4(a)(2) of the Securities Act and Rule 506 promulgated under the Securities Act, and were issued as restricted stock.

Shares Issued Under the ATM Program

During the six months ended September 30, 2025, the Company sold 44,500 ordinary shares under the ATM program, generating net proceeds of approximately $0.3 million.

Shares Issued for Investment in Compedica

On June 5, 2025, the Company acquired an equity interest in Compedica, Ltd. ("Compedica"), a U.K.-based biotechnology company specializing in medical devices for support with complications from diabetes. The investment was made in a stock-for-stock transaction whereby the Company issued 625,000 ordinary shares valued at $5,000,000, at a per share price of $8.00, in exchange for a minority equity interest in Compedica.

Reverse Share Split

On August 15, 2024, the Company effected a reverse stock split of its ordinary shares at a ratio of 1-for-20. The reverse stock split decreased the number of ordinary shares outstanding as of September 30, 2023, from 17,808,225 to 890,412. All share and per share information included in the condensed consolidated interim financial statements and in the Notes to the condensed consolidated interim financial statements have been retroactively adjusted to reflect the impact of the reverse stock split unless otherwise noted. The number of ordinary shares authorized remained at an unlimited number of common shares without par value.

Any fractional shares resulting from the reverse stock split were rounded up to the nearest whole post-split ordinary share. As a result of this round up provision, the Company issued an additional 52,254 shares.

Series A Warrants and Pre-Funded Warrants

On September 29, 2023, we entered into a securities purchase agreement (the “2023 Purchase Agreement”) with an institutional and accredited investor in connection with a registered direct offering (the “2023 Registered Direct Offering”) and a concurrent private placement (the “2023 Private Placement,” and together with the Registered Direct Offering, the “2023 Offerings”). The 2023 Offerings closed on October 3, 2023.

Pursuant to the 2023 Purchase Agreement, in the 2023 Registered Direct Offering, the Company sold (i) 98,500 shares of the Company’s ordinary shares at a purchase price of $38.00 per share and (ii) pre-funded warrants to purchase up to 59,395 ordinary shares, at a purchase price of $37.98 per pre-funded warrant. All pre-funded warrants, which were exercisable for one ordinary share at an exercise price of $0.02 per share, were exercised in full on May 29, 2024.

In the 2023 Private Placement, we issued to such institutional and accredited investor unregistered Series A Warrants to purchase up to 157,895 ordinary shares. Each Series A Warrant was immediately exercisable for one private warrant share at an exercise price of $38.00 per share but expired on April 3, 2025, 18 months from the date of issuance.

The Series A Warrants and the pre-funded warrants are classified as a component of equity because they are freestanding financial instruments that are legally detachable and separately exercisable from the ordinary shares with which they were issued, are immediately exercisable, do not embody an obligation for the Company to repurchase its shares, and permit the holders to receive a fixed number of ordinary shares upon exercise. In addition, the Series A Warrants and the pre-funded warrants do not provide any guarantee of value or return.

On the October 3, 2023 issue date, the calculated fair value of the Series A Warrants and the pre-funded warrants was $2.968 million ($18.80 per such warrant). Because the fair value of the warrants accounted for as liabilities exceeded the net proceeds from the 2023 Registered Direct Offering, the proceeds allocated to the ordinary shares, the pre-funded warrants and the Series A warrants was zero. The Series A Warrants expired on April 3, 2025, 18 months from the date of issuance, and all pre-funded warrants were exercised in full on May 9, 2024.

Series A Warrants

The inputs associated with calculating the fair value are reflected below.

October 3, 2023
Exercise price	$38.00
Share price	$39.40
Expected life (in years)	1.50
Expected volatility	96.0%
Risk-free interest rate	5.32%
Dividend yield	–

Nature and Purpose of Reserves

Stock Option Reserve

The stock option reserve reflects the reserve of compensation expense recognized over the vesting period based upon the grant date fair value of the Company’s equity settled grants calculated in accordance with IFRS 2, “Share-based Payment”. See Note 15, “Stock Option Reserve,” below for a further discussion.